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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number: -----
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Advent International Corporation
Address:                 75 State Street
                         Boston, MA  02109

13F File Number:       28-     6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                    Jarlyth H. Gibson
Title:                   Compliance Officer
Phone:                   (617) 951-9493

Signature, Place, and Date of Signing:

/s/Jarlyth H. Gibson                    Boston, MA            July, 11 2011
------------------------                ----------            -------------
      [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    None
                                                 -------------
Form 13F Information Table Entry Total:                      5
                                                 -------------
Form 13F Information Table Value Total:          $     196,166
                                                 -------------
                                                  (thousands)

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                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------     ----------  -----------  --------  --------------------  ---------- -------- ----------------------
                                  TITLE OF                 VALUE     SHRS OR   SH/ PUT   INVESTMENT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER             CLASS       CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE      SHARED NONE
---------------------------     ----------  -----------  --------  ----------  --------  ---------- -------- ---------- ------ ----
ACHILLION PHARMACEUTICALS, INC.     COMMON  00448Q-20-1     8,306   1,116,432                  SOLE           1,116,432
AEGERION PHARMACEUTICALS, INC.      COMMON  00767E-10-2    41,955   2,663,833                  SOLE           2,663,833
ASPEN TECHNOLGY, INC.               COMMON  045327-10-3    51,540   3,000,000                  SOLE           3,000,000
FLEETCOR TECHNOLOGIES, INC.         COMMON  339041-10-5    94,360   3,183,525                  SOLE           3,183,525
MTI TECHNOLOGY, CORP.               COMMON  553903-10-5         5  17,192,037                  SOLE          17,192,037

                                                          196,166